ORGANIZATION - Net revenue, net loss, operating, investing and financing cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Variable interest entity
Total net revenues	¥ 94,580,205	$ 13,524,789	¥ 93,457,498	¥ 77,776,932
Net income	2,991,014	427,709	4,078,180	5,889,604
Net cash provided by operating activities	(376,170)	(53,794)	9,447,137	11,414,244
Net cash provided by (used in) investing activities	5,894,327	842,878	(9,378,025)	(3,977,440)
Net cash provided by (used in) financing activities	(9,793,199)	(1,400,409)	(5,794,635)	(7,218,210)
Net increase (decrease) in cash, cash equivalents and restricted cash	(4,357,627)	$ (623,132)	(5,556,047)	263,202
VIE
Variable interest entity
Total net revenues from third party	891,657		764,160	595,498
Total net revenues from non-VIE subsidiaries of the Group	415,938		363,013	263,430
Total net revenues	1,307,595		1,127,173	858,928
Net income	187,269		252,990	194,948
Net cash provided by operating activities	314,122		2,893,547	1,890,990
Net cash provided by (used in) investing activities	762,889		(3,791,134)	(193,772)
Net cash provided by (used in) financing activities	(1,212,228)		1,673,754	(1,212,136)
Net increase (decrease) in cash, cash equivalents and restricted cash	¥ (135,217)		¥ 776,167	¥ 485,082